Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced 1 2			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-7
CIK # Not Applicable
		CitiMortgage	563	$143,910,452.03	100.00%	0	$0.00	0.00%	3	$656,307.37	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			563	$143,910,452.03	100.00%	0	$0.00	0.00%	3	$656,307.37	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

[1]	As disclosed in Q22014 filing three (3) assets were reported in Dispute. As disclosed herein the three (3) assets were Repurchased during the 3-month period ending 9/30/2014.
[2]	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced 1 2			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-12
CIK # Not Applicable
		Citi	789	$157,016,560.04	100.00%	0	$0.00	0.00%	2	$221,468.53	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			789	$157,016,560.04	100.00%	0	$0.00	0.00%	2	$221,468.53	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

1	As disclosed in Q22014 filing two (2) assets were reported in Dispute. As disclosed herein the two (2) assets were Repurchased during the 3-month period ending 9/30/2014.
2	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator [2]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn 1 2			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-13
CIK # Not Applicable
		Suntrust	1,670	$671,221,313.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$266,742.82	0.04%	0	$0.00	0.00%
Total			1,670	$671,221,313.21	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$266,742.82	0.04%	0	$0.00	0.00%

[1]	As disclosed in Q22014 filing one (1) asset was in Dispute. As reported herein the Demand was Withdrawn during the 3-month period ending 9/30/2014.
[2]	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.